15. COMMITMENTS	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 15. COMMITMENTS

15.           COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2014	$149,295
2015	209,727
2016	210,373
2017	87,655
$657,050

The Company incurred lease expense of $199,282 (June 30, 2013 – $189,095) for the six months ended June 30, 2014.